UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4563
                                                      --------

                    Oppenheimer Limited-Term Government Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 12/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED

                                                                                       Principal
                                                                                         Amount        Value
                                                                                     ------------  -----------
ASSET-BACKED SECURITIES -- 3.1%
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed
Pass-Through Certificates, Series 2005-HE7, Cl. A2B, 0.651%, 11/25/35 (1)            $     26,382  $    26,139

Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2, 0.951%, 5/25/34 (1)                               6,830,731    5,275,709

Argent Securities Trust 2006-W1, Asset-Backed Pass-Through
Certificates, Series 2006-W1, Cl. A2B, 0.631%, 3/25/36 (1)                              3,177,890    3,035,748

Capital Auto Receivables Asset Trust 2008-2, Automobile
Asset-Backed Securities, Series 2008-2, Cl. A2A, 3.74%, 3/15/11                         5,400,000    5,289,508

Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 (1)                                           7,550,000    6,038,091
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 (1)                                           1,818,629    1,568,300

CWABS, Inc. Asset-Backed Certificates Trust, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 0.591%, 12/5/29 (1)                              3,940,000    3,029,373

DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates, Series 2008-B, Cl. A2A, 3.81%, 6/8/11                                     5,400,000    5,285,644

First Franklin Mortgage Loan Trust 2005-FF10, Mtg.
Pass-Through Certificates, Series 2005-FF10, Cl. A3, 0.681%, 11/25/35 (1)                 945,332    933,101

First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3, 0.561%, 7/25/36 (1)                5,695,000    4,937,842

First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 0.581%, 7/7/36 (1)                 2,890,000    2,463,400

HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1, 0.768%, 1/20/35 (1)               2,490,501    1,770,511

HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.618%, 3/20/36 (1)      1,435,000    1,202,355

Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 (1)                                               945,052      927,332
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                1,151,354    1,049,521

Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 (1)                    3,005,354    2,731,808

RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-RS4, Cl. A1, 0.551%, 7/25/36 (1)                    96,938       96,023

Specialty Underwriting & Residential Finance Trust, Home
Equity Asset-Backed Obligations, Series 2006-BC1, Cl. A2B, 0.621%, 12/25/36 (1)         7,605,495    7,274,649

Structured Asset Investment Loan Trust, Mtg. Pass-Through
Certificates, Series 2006-1, Cl. A2, 0.601%, 1/25/36 (1)                                1,767,175    1,733,844

Wells Fargo Home Equity Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 0.571%,
7/25/36 (1)                                                                             4,723,859    4,458,198
                                                                                                   -----------
Total Asset-Backed Securities (Cost $66,721,945)                                                    59,127,096

                 1 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED

                                                                                      Principal
                                                                                        Amount        Value
                                                                                     ------------  -----------
MORTGAGE-BACKED OBLIGATIONS -- 89.3%
GOVERNMENT AGENCY -- 75.8%
FHLMC/FNMA/SPONSORED -- 74.5%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                                       $    510,847  $   525,888
5%, 8/15/33                                                                            17,765,170   18,201,729
6%, 5/15/18-3/15/33                                                                    29,876,102   30,983,866
6.50%, 4/15/18-4/1/34                                                                  13,832,102   14,427,889
7%, 8/15/16-10/1/31                                                                     5,006,291    5,265,114
7.50%, 2/15/32-4/25/36                                                                 12,185,612   12,865,769
8%, 4/1/16                                                                              1,899,724    2,022,223
8.50%, 3/15/31                                                                            312,063      337,358
9%, 8/1/22-5/1/25                                                                         506,361      552,297
10%, 12/25/10-8/16/21                                                                     113,907      124,408
11%, 12/15/20                                                                             123,606      142,449
11.50%, 6/15/20-12/3/20                                                                   229,963      260,577
11.75%, 1/15/16-4/15/19                                                                    28,338       32,140
12%, 6/15/15                                                                               23,767       25,746
12.50%, 7/15/19                                                                            73,074       84,827
13%, 8/15/15                                                                               89,399      104,753

Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 1.90%, 6/15/21 (1)                                                     17,814       17,331
Series 151, Cl. F, 9%, 5/15/21                                                             65,845       65,825
Series 1695, Cl. F, 4.495%, 3/15/24 (1)                                                 4,274,457    4,269,318
Series 2006-11, Cl. PS, 22.839%, 3/25/36 (1)                                            2,636,019    3,005,247
Series 2035, Cl. PC, 6.95%, 3/15/28                                                     2,625,429    2,763,474
Series 2084, Cl. ZC, 6.50%, 8/15/28                                                     1,664,128    1,727,810
Series 2122, Cl. FD, 1.545%, 2/15/29 (1)                                                2,361,283    2,298,539
Series 2132, Cl. FN, 2.331%, 3/15/29 (1)                                                3,541,383    3,455,750
Series 2148, Cl. ZA, 6%, 4/15/29                                                        5,135,964    5,316,781
Series 2195, Cl. LH, 6.50%, 10/15/29                                                    5,530,687    5,807,966
Series 2220, Cl. PD, 8%, 3/15/30                                                          617,354      662,160
Series 2281, Cl. Z, 6.50%, 2/15/31                                                      8,220,355    8,607,465
Series 2319, Cl. BZ, 6.50%, 5/15/31                                                    12,497,025   13,085,998
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                     3,081,739    3,226,899
Series 2344, Cl. FP, 2.145%, 8/15/31 (1)                                                2,063,410    2,010,339
Series 2351, Cl. PZ, 6.50%, 8/15/31                                                     2,466,848    2,593,794
Series 2368, Cl. TG, 6%, 10/15/16                                                         599,313      627,654
Series 2392, Cl. FB, 1.795%, 1/15/29 (1)                                                  712,015      693,128
Series 2392, Cl. PV, 6%, 12/15/20                                                       2,757,891    2,774,234
Series 2396, Cl. FE, 1.795%, 12/15/31 (1)                                                 790,149      769,636
Series 2401, Cl. FA, 1.845%, 7/15/29 (1)                                                  875,026      852,573
Series 2410, Cl. PF, 2.175%, 2/15/32 (1)                                                5,885,350    5,741,775
Series 2435, Cl. EQ, 6%, 5/15/31                                                        4,395,321    4,458,227
Series 2464, Cl. FI, 2.195%, 2/15/32 (1)                                                1,781,382    1,737,048
Series 2470, Cl. LF, 2.195%, 2/15/32 (1)                                                1,822,507    1,749,066
Series 2471, Cl. FD, 2.195%, 3/15/32 (1)                                                3,313,242    3,157,325
Series 2481, Cl. AF, 1.745%, 3/15/32 (1)                                                1,935,238    1,882,451
Series 2500, Cl. FD, 1.695%, 3/15/32 (1)                                                1,420,680    1,375,360
Series 2504, Cl. FP, 1.695%, 3/15/32 (1)                                                  978,000      950,445

                 2 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED

                                                                                      Principal
                                                                                        Amount        Value
                                                                                     ------------  -----------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2526, Cl. FE, 1.595%, 6/15/29 (1)                                             $  2,092,379  $ 2,018,123
Series 2530, Cl. FD, 1.695%, 2/15/32 (1)                                                2,877,169    2,771,827
Series 2538, Cl. F, 1.795%, 12/15/32 (1)                                                  589,049      566,075
Series 2550, Cl. FI, 1.545%, 11/15/32 (1)                                               2,131,518    2,089,817
Series 2551, Cl. FD, 1.595%, 1/15/33 (1)                                                2,409,768    2,344,942
Series 2641, Cl. CE, 3.50%, 9/15/25 (2)                                                 1,968,017    1,966,467
Series 2664, Cl. NA, 5.50%, 2/15/26                                                     3,455,470    3,513,880
Series 2676, Cl. KY, 5%, 9/15/23                                                        4,862,000    4,884,649
Series 2727, Cl. UA, 3.50%, 10/15/22                                                      526,975      526,726
Series 2736, Cl. DB, 3.30%, 11/15/26                                                   14,219,573   14,187,136
Series 2777, Cl. PJ, 4%, 5/15/24                                                          588,182      588,456
Series 2934, Cl. NA, 5%, 4/15/24                                                        3,942,864    3,970,663
Series 3025, Cl. SJ, 20.368%, 8/15/35 (1)                                                 655,972      749,979
Series 3035, Cl. DM, 5.50%, 11/15/25                                                    6,988,616    7,084,942
Series 3046, Cl. NA, 5.50%, 12/15/25                                                    5,565,924    5,647,139
Series 3057, Cl. BL, 5.50%, 6/15/27                                                     5,367,036    5,455,751
Series 3094, Cl. HS, 20.002%, 6/15/34 (1)                                               1,626,909    1,812,073
Series 3099, Cl. PA, 5.50%, 9/15/25                                                     9,647,923    9,831,378
Series 3171, Cl. NE, 6%, 5/15/27                                                        4,533,695    4,634,060

Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 3.54%, 7/1/26 (3)                                                   3,783,268      763,994
Series 192, Cl. IO, 4.844%, 2/1/28 (3)                                                    850,214      120,120
Series 200, Cl. IO, 4.516%, 1/1/29 (3)                                                  1,038,465      177,105
Series 205, Cl. IO, 0.574%, 9/1/29 (3)                                                  5,224,336    1,166,516
Series 206, Cl. IO, (11.052)%, 12/1/29 (3)                                                238,075       44,044
Series 2074, Cl. S, 37.242%, 7/17/28 (3)                                                1,091,305      130,856
Series 2079, Cl. S, 44.017%, 7/17/28 (3)                                                1,738,711      205,503
Series 216, Cl. IO, (1.314)%, 12/1/31 (3)                                               3,702,598      468,265
Series 218, Cl. IO, 3.892%, 2/1/32 (3)                                                  2,536,597      334,480
Series 224, Cl. IO, (0.551)%, 3/1/33 (3)                                                4,005,325      597,157
Series 243, Cl. 6, 15.224%, 12/15/32 (3)                                                2,585,135      338,074
Series 2470, Cl. AS, 52.332%, 3/15/32 (3)                                               1,665,270      168,066
Series 2493, Cl. S, 43.527%, 9/15/29 (3)                                                1,386,244      179,861
Series 2526, Cl. SE, 30.157%, 6/15/29 (3)                                               2,890,876      393,629
Series 2796, Cl. SD, 45.683%, 7/15/26 (3)                                                 541,157       51,966
Series 2819, Cl. S, 33.789%, 6/15/34 (3)                                               23,412,321    3,046,254
Series 2920, Cl. S, 53.769%, 1/15/35 (3)                                               12,499,351    1,228,449
Series 2989, Cl. TS, 41.653%, 6/15/25 (3)                                               2,870,365      211,637
Series 3000, Cl. SE, 99.999%, 7/15/25 (3)                                              15,397,491    1,231,941
Series 3110, Cl. SL, 99.999%, 2/15/26 (3)                                               2,205,726      158,563

Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. PO, 8.462%, 2/1/28 (4)                                                    850,214      764,183
Series 216, Cl. PO, 9.013%, 12/1/31 (4)                                                 2,385,721    2,160,827
Series 219, Cl. PO, 7.756%, 3/1/32 (4)                                                  7,546,766    6,882,760

                 3 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED

                                                                                      Principal
                                                                                        Amount         Value
                                                                                     -------------  --------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn.:
4.50%, 5/25/18-6/1/20                                                                $  33,376,257   $  34,319,480
4.50%, 1/1/22 (5)                                                                       18,470,000      18,879,812
5%, 2/25/18-7/25/22                                                                    102,153,306     105,614,532
5%, 1/1/39 (5)                                                                         140,721,000     143,689,369
5.50%, 11/1/21-11/1/34                                                                 205,428,492     211,234,455
5.50%, 6/25/33 (2)                                                                      14,237,925      14,632,299
5.50%, 1/1/24-1/1/39 (5)                                                                76,895,000      78,867,671
5.863%, 1/25/12                                                                          8,144,326       8,516,309
6%, 7/25/14-8/1/34                                                                      60,110,584      62,300,009
6%, 12/25/21-4/25/33 (2)                                                                14,055,500      14,532,836
6%, 1/1/24 (5)                                                                           6,971,000       7,229,143
6.50%, 6/25/17-1/1/34                                                                   56,062,199      58,615,571
6.50%, 1/1/39 (5)                                                                       14,156,000      14,702,337
7%, 7/25/13-2/25/36                                                                     33,903,754      35,775,255
7%, 1/1/39 (5)                                                                           2,000,000       2,094,376
7.50%, 2/25/27-8/25/33                                                                  34,396,182      36,494,961
8%, 6/25/17                                                                                  2,186           2,309
8.50%, 7/1/32                                                                              219,760         238,994
9%, 8/25/19                                                                                 16,247          17,749
9.50%, 11/25/21                                                                             12,755          13,994
10.50%, 12/25/14                                                                            33,211          36,794
11%, 11/25/15-8/13/19                                                                      702,345         795,448
11.25%, 3/10/16 (2)                                                                        151,986         171,873
11.50%, 8/8/19                                                                             132,730         152,384
12%, 1/25/16-8/25/16                                                                       211,465         235,672
12.50%, 8/25/15-12/25/15                                                                    78,465          88,686
13%, 9/8/15-8/25/26                                                                        206,429         232,043

Federal National Mortgage Assn. Grantor Trust:
Gtd. Trust Multifamily Pass-Through Certificates,
Trust 2001-T6, Cl. B, 6.088%, 5/25/11                                                   10,125,000      10,922,433
Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T4, Cl. IO, 23.081%, 7/25/41 (3)                                              5,242,117          82,782

Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                                         84,641          91,832
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                                       58,509          64,424
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                         108,346         109,271
Trust 1992-34, Cl. G, 8%, 3/25/22                                                           81,140          84,932
Trust 1997-16, Cl. PD, 7%, 3/18/27                                                       4,352,624       4,665,882
Trust 1998-59, Cl. Z, 6.50%, 10/25/28                                                      289,284         299,131
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                   3,119,811       3,227,980
Trust 2001-69, Cl. PF, 1.471%, 12/25/31 (1)                                              4,011,594       3,910,598
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                          72,780          72,641
Trust 2002-12, Cl. PG, 6%, 3/25/17                                                      14,233,066      14,907,081
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                       1,244,782       1,302,497
Trust 2002-29, Cl. F, 1.471%, 4/25/32 (1)                                                1,951,315       1,901,767
Trust 2002-39, Cl. FD, 1.884%, 3/18/32 (1)                                               2,161,790       2,107,454
Trust 2002-52, Cl. FD, 0.971%, 9/25/32 (1)                                               1,802,203       1,750,372
Trust 2002-53, Cl. FY, 0.971%, 8/25/32 (1)                                               2,537,690       2,464,328

                 4 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS  DECEMBER 31, 2008 / UNAUDITED

                                                                                       Principal
                                                                                         Amount        Value
                                                                                     -------------  --------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-56, Cl. KW, 6%, 4/25/23                                                   $   9,055,497  $    9,214,677
Trust 2002-64, Cl. FJ, 1.471%, 4/25/32 (1)                                                 601,361         582,704
Trust 2002-65, Cl. FB, 1.471%, 7/25/32 (1)                                               3,870,358       3,683,395
Trust 2002-68, Cl. FH, 1.384%, 10/18/32 (1)                                              1,203,567       1,167,611
Trust 2002-74, Cl. KF, 0.821%, 3/25/17 (1)                                               1,037,040       1,030,623
Trust 2002-77, Cl. TF, 1.884%, 12/18/32 (1)                                              8,148,758       7,944,983
Trust 2002-82, Cl. FE, 1.471%, 12/25/32 (1)                                              3,346,935       3,273,658
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                        4,821,643       5,049,996
Trust 2002-90, Cl. FJ, 0.971%, 9/25/32 (1)                                               1,212,593       1,177,104
Trust 2002-90, Cl. FM, 0.971%, 9/25/32 (1)                                               1,165,955       1,131,831
Trust 2003-111, Cl. HF, 0.871%, 5/25/30 (1)                                              8,494,545       8,315,477
Trust 2003-116, Cl. FA, 0.871%, 11/25/33 (1)                                             1,192,509       1,159,613
Trust 2003-130, Cl. CS, 13.158%, 12/25/33 (1)                                            2,926,338       2,940,414
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                    3,676,000       3,833,016
Trust 2003-21, Cl. FK, 0.871%, 3/25/33 (1)                                                 205,656         200,018
Trust 2003-26, Cl. XF, 0.921%, 3/25/23 (1)                                              10,261,854       9,995,320
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                       2,965,902       2,966,760
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                      8,529,000       8,648,648
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                                    4,633,936       4,638,434
Trust 2004-72, Cl. FB, 0.971%, 9/25/34 (1)                                               6,523,863       6,188,732
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                      9,025,474       9,303,516
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                  4,975,000       5,092,371
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                  8,786,788       9,005,321
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                                                 15,965,500      16,264,622
Trust 2005-45, Cl. XA, 0.811%, 6/25/35 (1)                                               6,932,907       6,476,395
Trust 2005-67, Cl. BF, 0.821%, 8/25/35 (1)                                               7,371,339       6,895,154
Trust 2005-85, Cl. FA, 0.821%, 10/25/35 (1)                                             16,269,021      15,158,701
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                                                  11,032,803      11,286,022
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                    1,575,050       1,616,623
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                                                   12,085,857      12,248,684
Trust 2006-46, Cl. SW, 22.471%, 6/25/36 (1)                                              2,508,836       2,803,719
Trust 2006-50, Cl. KS, 22.472%, 6/25/36 (1)                                              3,284,718       3,691,461
Trust 2006-50, Cl. SK, 22.472%, 6/25/36 (1)                                                558,168         621,375
Trust 2006-97, Cl. MA, 6%, 6/25/16                                                         692,263         706,920

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Trust 2001-63, Cl. SD, 28.218%, 12/18/31 (3)                                             2,743,500         388,764
Trust 2001-68, Cl. SC, 22.655%, 11/25/31 (3)                                             2,489,622         342,944
Trust 2001-81, Cl. S, 24.811%, 1/25/32 (3)                                               1,778,452         250,973
Trust 2002-28, Cl. SA, 27.009%, 4/25/32 (3)                                              1,480,774         196,473
Trust 2002-38, Cl. IO, 39.536%, 4/25/32 (3)                                              1,955,274         211,375
Trust 2002-39, Cl. SD, 25.112%, 3/18/32 (3)                                              2,098,077         292,944
Trust 2002-48, Cl. S, 24.503%, 7/25/32 (3)                                               2,440,331         338,681
Trust 2002-52, Cl. SD, 23.975%, 9/25/32 (3)                                              1,802,203         249,696
Trust 2002-52, Cl. SL, 24.811%, 9/25/32 (3)                                              1,546,263         211,614
Trust 2002-53, Cl. SK, 24.193%, 4/25/32 (3)                                              1,224,185         160,141
Trust 2002-56, Cl. SN, 26.943%, 7/25/32 (3)                                              3,314,384         457,494

                 5 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED

                                                                                        Principal
                                                                                          Amount       Value
                                                                                     -------------  --------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-77, Cl. IS, 32.064%, 12/18/32 (3)                                         $   2,798,696  $      387,271
Trust 2002-77, Cl. SH, 29.693%, 12/18/32 (3)                                             2,223,503         279,409
Trust 2002-9, Cl. MS, 23.602%, 3/25/32 (3)                                               2,725,466         343,140
Trust 2002-96, Cl. SK, 45.347%, 4/25/32 (3)                                                618,188         114,011
Trust 2003-118, Cl. S, 32.829%, 12/25/33 (3)                                            13,398,398       1,618,342
Trust 2003-33, Cl. IA, (1.816)%, 5/25/33 (3)                                               474,046          56,095
Trust 2003-33, Cl. SP, 22.276%, 5/25/33 (3)                                              7,018,491         932,244
Trust 2003-38, Cl. SA, 32.155%, 3/25/23 (3)                                              9,991,480       1,077,762
Trust 2003-4, Cl. S, 37.987%, 2/25/33 (3)                                                4,158,961         533,462
Trust 2005-40, Cl. SA, 55.764%, 5/25/35 (3)                                              7,184,677         737,514
Trust 2005-63, Cl. SA, 64.218%, 10/25/31 (3)                                             8,647,180         886,732
Trust 2005-63, Cl. X, 33.048%, 10/25/31 (3)                                                102,363           2,737
Trust 2005-71, Cl. SA, 73.083%, 8/25/25 (3)                                              9,688,220         726,418
Trust 2005-83, Cl. SL, 91.42%, 10/25/35 (3)                                             10,374,139         893,399
Trust 2005-87, Cl. SE, 99.999%, 10/25/35 (3)                                            19,363,018       1,374,708
Trust 2005-87, Cl. SG, 98.88%, 10/25/35 (3)                                             19,421,923       1,646,198
Trust 2006-119, Cl. MS, 93.624%, 12/25/36 (3)                                           10,032,190         869,262
Trust 2006-33, Cl. SP, 60.703%, 5/25/36 (3)                                             11,880,177       1,237,739
Trust 2006-48, Cl. QA, 28.061%, 6/25/36 (3)                                             31,667,286       3,650,028
Trust 2006-51, Cl. SA, 26.628%, 6/25/36 (3)                                             57,132,777       6,752,014
Trust 221, Cl. 2, 9.637%, 5/1/23 (3)                                                     3,309,232         751,032
Trust 240, Cl. 2, 13.416%, 9/1/23 (3)                                                    3,319,597         515,156
Trust 254, Cl. 2, 7.156%, 1/1/24 (3)                                                     4,129,142         942,675
Trust 294, Cl. 2, 0.78%, 2/1/28 (3)                                                      4,711,169         746,472
Trust 301, Cl. 2, (6.354)%, 4/1/29 (3)                                                   2,747,194         552,365
Trust 302, Cl. 2, (9.691)%, 6/1/29 (3)                                                   5,015,774         709,534
Trust 321, Cl. 2, (1.272)%, 4/1/32 (3)                                                   6,963,562         968,425
Trust 324, Cl. 2, (6.613)%, 7/1/32 (3)                                                   9,591,271       1,357,933
Trust 331, Cl. 10, 30.806%, 2/1/33 (3)                                                   6,714,296         829,841
Trust 331, Cl. 4, 18.053%, 2/1/33 (3)                                                    6,149,852         847,684
Trust 331, Cl. 5, 15.608%, 2/1/33 (3)                                                    5,378,339         739,574
Trust 331, Cl. 6, 19.522%, 2/1/33 (3)                                                    9,632,639       1,292,390
Trust 334, Cl. 5, 13.593%, 5/1/33 (3)                                                   10,679,229       1,217,648
Trust 334, Cl. IO, 23.695%, 2/1/33 (3)                                                   3,499,347         598,570
Trust 338, Cl. 2, (13.036)%, 7/1/33 (3)                                                  3,381,364         408,115
Trust 339, Cl. 15, 21.608%, 7/1/33 (3)                                                   2,953,996         359,434
Trust 339, Cl. 7, 10.974%, 7/1/33 (3)                                                    7,554,492         836,345
Trust 342, Cl. 2, (5.704)%, 9/1/33 (3)                                                     275,112          39,339
Trust 344, Cl. 2, (3.217)%, 12/1/33 (3)                                                 17,601,662       2,520,649
Trust 346, Cl. 2, (12.81)%, 12/1/33 (3)                                                  3,544,217         425,757
Trust 351, Cl. 11, 12.86%, 11/1/34 (3)                                                   1,938,234         215,196
Trust 351, Cl. 8, 12.789%, 4/1/34 (3)                                                    5,852,079         634,019
Trust 356, Cl. 10, 13.15%, 6/1/35 (3)                                                    5,191,990         570,071
Trust 356, Cl. 12, 13.355%, 2/1/35 (3)                                                   2,686,282         290,403
Trust 362, Cl. 12, 12.989%, 8/1/35 (3)                                                  11,757,057       1,566,423

                 6 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED

                                                                                      Principal
                                                                                        Amount          Value
                                                                                     -------------  --------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 362, Cl. 13, 12.972%, 8/1/35 (3)                                               $   6,559,602  $      873,040
Trust 364, Cl. 15, 15.917%, 9/1/35 (3)                                                   4,549,992         624,982

Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security:
Trust 324, Cl. 1, 9.911%, 7/1/32 (4)                                                     2,395,013       2,140,601
Trust 327, Cl. 1, 11.261%, 9/1/32 (4)                                                    1,465,480       1,338,775

Federal National Mortgage Assn., Stripped Mtg.-Backed
Security, Trust G, Cl. 2, 11.50%, 3/1/09                                                        36              36

Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 20.066%, 10/15/29 (3)                                            41,429,744         691,222
Series 2001-3, Cl. IO, 19.171%, 5/15/31 (3)                                             18,892,429         167,107
Series 2002-2, Cl. IO, 19.367%, 1/15/32 (3)                                             49,043,073         410,285
Series 2002-3, Cl. IO, 18.914%, 8/15/32 (3)                                             66,557,613       1,292,396
Series 2003-1, Cl. IO, 14.49%, 11/15/32 (3)                                             98,021,734       1,218,126
                                                                                                    --------------
                                                                                                     1,404,783,852
GNMA/GUARANTEED -- 1.3%
Government National Mortgage Assn.:
6.50%, 1/29/24                                                                             233,320         244,518
7%, 1/29/09-2/8/30                                                                       1,628,211       1,722,841
7.50%, 5/29/28-8/29/28                                                                     828,645         878,359
8%, 9/29/28                                                                                114,497         122,156
8.50%, 8/1/17-9/29/21                                                                      860,332         919,405
9.50%, 9/29/17                                                                               3,013           3,271
10.50%, 2/29/16-7/15/21                                                                    138,155         155,953
11%, 11/8/19                                                                               149,312         167,267
11.50%, 4/29/13-7/29/19                                                                     35,499          40,477
13%, 3/1/11-9/29/14                                                                          4,132           4,718

Government National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 1999-32, Cl. ZB, 8%,
9/16/29                                                                                 12,522,284      13,749,106

Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:                                                                    3,509,917         477,620
Series 1998-19, Cl. SB, 33.215%, 7/16/28 (3)
Series 1998-6, Cl. SA, 52.979%, 3/16/28 (3)                                              2,183,257         343,062
Series 2001-21, Cl. SB, 66.825%, 1/16/27 (3)                                             3,817,288         547,323
Series 2006-47, Cl. SA, 86.896%, 8/16/36 (3)                                            32,351,114       3,878,481
                                                                                                    --------------
                                                                                                        23,254,557

NON-AGENCY -- 13.5%

COMMERCIAL -- 7.6%
CHL Mortgage Pass-Through Trust 2003-J5, Mtg. Pass-
Through Certificates, Series 2003-J5, Cl. 2A1, 5%, 7/1/18                               11,744,439      11,132,642

Citigroup Commercial Mortgage Trust 2006-C4, Commercial
Mtg. Pass-Through Certificates, Series 2006-C4, Cl. A3, 5.724%, 3/1/49 (1)               2,340,000       1,842,264

Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B,
5.205%, 12/11/49                                                                        12,180,000      10,132,436

                 7 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED

                                                                                       Principal
                                                                                        Amount           Value
                                                                                     -------------  --------------
COMMERCIAL CONTINUED
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl. 1A13,
0.921%, 10/25/36 (1)                                                                 $   6,949,163  $    2,839,174

Credit Suisse Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.723%, 6/1/39 (1)                    5,202,000       3,318,764

CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through
Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                                   15,841,877      14,018,166

Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                 1,127,976       1,038,228
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                               5,072,571       4,064,337
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                                     640,752         617,539

First Horizon Alternative Mortgage Securities Trust 2007-FA2,
Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                 3,585,949       3,371,209

Greenwich Capital Commercial Funding Corp., Commercial
Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                 6,750,000       5,339,443

GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2006-GG8, Cl. A4, 5.56%, 11/1/39                                                  6,505,000       5,179,529

HSI Asset Securitization Corp. Trust 2006-OPT1, Mtg.
Pass-Through Certificates, Series 2006-OPT1, Cl. 2A2, 0.611%, 12/25/35 (1)               2,902,671       2,781,337

JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates, Series 2008-C2, Cl. A4, 6.068%, 2/1/51       19,030,000      13,543,773

JPMorgan Chase Commercial Mortgage Securities Trust,
Commercial Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                              14,770,000      11,676,026
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                5,010,000       3,921,132

LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12                  7,520,000       6,016,805

Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                       6,332,261       4,629,682

Nomura Asset Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                          83,255          83,144

RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                     5,172,360       2,258,707

Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-
Through Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                              6,889,756       3,370,468

STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. 2A1, 5.827%, 2/1/37 (1)                                20,508,429      11,774,687

Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through
Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                  2,115,000       1,735,809

WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 1A4, 5.871%, 8/1/46 (1)            18,556,582      10,329,722

                 8 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED


                                                                                       Principal
                                                                                        Amount            Value
                                                                                     -------------  --------------
COMMERCIAL CONTINUED
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 5A1, 5.548%, 11/1/36 (1)        $   5,680,477  $    3,732,940

WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 2A3, 5.647%, 5/1/37 (1)             5,956,216       3,808,772
                                                                                                    --------------
                                                                                                       142,556,735

MANUFACTURED HOUSING -- 0.2%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.099%, 9/25/36 (1)             626,795         402,933

Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.093%, 3/25/36 (1)            5,379,704       3,348,760
                                                                                                    --------------
                                                                                                         3,751,693

MULTIFAMILY -- 2.0%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 2005-F, Cl. 2A3, 4.714%, 7/25/35 (1)                                5,951,248       4,612,710

CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through
Certificates, Series 2003-46, Cl. 1A2, 5.15%, 1/19/34 (1)                                6,352,776       5,358,117

CHL Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. 2A1, 5.50%, 4/1/35                                      3,298,992       2,070,352

CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg. Pass-Through
Certificates, Series 2005-HYB1, Cl. 1A2, 4.982%, 3/25/35 (1)                             4,631,978       2,900,053

GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35 (1)                              3,346,174       2,421,630

Merrill Lynch Mortgage Investors Trust 2005-A2,
Mtg. Pass-Through Certificates, Series 2005-A2, Cl. A2, 4.487%, 2/1/35 (1)              22,449,636      13,695,869

Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR5, Cl. 2A1, 5.545%, 4/1/36 (1)             9,088,877       5,086,965

Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl. 3A1, 5.093%, 3/25/36 (1)                              1,875,076       1,346,688
                                                                                                    --------------
                                                                                                        37,492,384

RESIDENTIAL -- 3.7%
Bank of America Alternative Loan Trust, Mtg. Pass-Through
Certificates, Series 2003-1, Cl. A6, 6%, 2/1/33                                          6,575,294       6,099,257

CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-
Through Certificates, Series 2007-HY4, Cl. 1A1, 6.086%, 9/1/47 (1)                      19,460,131      10,000,705

CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-
Through Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                            8,293,037       5,311,493

CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-
Through Certificates, Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                            7,538,092       6,495,013

GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-
Through Certificates, Series 2007-AR1, Cl. 4A1, 5.826%, 3/1/37 (1,6)                     9,890,838       4,945,419

                 9 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED

                                                                                       Principal
                                                                                        Amount           Value
                                                                                     -------------  --------------
RESIDENTIAL CONTINUED
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                             $   2,557,797  $    2,357,333

Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Asset-
Backed Certificates, Series 2005-A1, Cl.2A1, 4.54%, 12/25/34 (1)                         2,679,834       1,612,418

Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-
Through Certificates, Series 2006-3, Cl. 2A1, 6.076%, 10/25/36 (1)                      18,971,695      14,129,946

RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5, 6%, 9/25/36     11,788,564       7,972,516
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36      3,212,999       3,092,470

RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                                   4,728,578       2,227,758

STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through
Certificates, Series 2007-S1, Cl. 3A1, 5.01%, 8/1/22 (1,6)                               4,424,124       2,875,680

Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series 2004-R, Cl. 2A1, 4.368%, 9/1/34 (1)                    2,374,908       1,700,167

Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR13, Cl. A5, 5.75%, 9/1/36 (1,6)            7,251,868       2,030,523
                                                                                                    --------------
                                                                                                        70,850,698
                                                                                                    --------------
Total Mortgage-Backed Obligations (Cost $1,749,341,683)                                              1,682,689,919

U.S. GOVERNMENT OBLIGATIONS -- 10.1%
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13                                   27,970,000      29,456,522

Federal Home Loan Mortgage Corp. Unsec. Nts.:                                           16,680,000      17,780,947
3.75%, 6/28/13
4.125%, 9/27/13                                                                         46,540,000      50,202,279

Federal National Mortgage Assn. Unsec. Nts.:
3.25%, 4/9/13                                                                           44,790,000      46,717,717
3.875%, 7/12/13                                                                         20,140,000      21,394,742
4.625%, 10/15/14 (2)                                                                    22,755,000      25,297,940
                                                                                                    --------------
Total U.S. Government Obligations (Cost $181,164,494)                                                  190,850,147

SHORT-TERM NOTES -- 2.8%
Federal Home Loan Bank:
0.01%, 1/2/09                                                                           13,000,000      12,999,996
0.01%, 1/7/09                                                                           11,400,000      11,399,921
0.01%, 1/12/09                                                                           3,000,000       2,999,991
0.02%, 1/5/09                                                                           24,911,000      24,910,895
                                                                                                    --------------
Total Short-Term Notes (Cost $52,310,803)                                                               52,310,803

Total Investments, at Value (Cost $2,049,538,925)                                            105.3%  1,984,977,965

Liabilities in Excess of Other Assets                                                         (5.3)    (99,353,547)
                                                                                     -------------  --------------
Net Assets                                                                                   100.0% $1,885,624,418
                                                                                     =============  ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

                 10 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED

1. Represents the current interest rate for a variable or increasing rate security.

2. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $9,392,778. See accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $68,777,540 or 3.65% of the Fund's net assets as of December 31, 2008.

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $13,287,146 or 0.70% of the Fund's net assets as of December 31, 2008.

5. When-issued security or delayed delivery to be delivered and settled after December 31, 2008. See accompanying Notes.

6. Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $9,851,622, which represents 0.52% of the Fund's net assets. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                                                                                             Other Financial
VALUATION DESCRIPTION                                                           Investments In Securities      Instruments*
----------------------------------------------                                  -------------------------    ---------------
Level 1 -- Quoted Prices                                                        $                      --     $     (675,210)
Level 2 -- Other Significant Observable Inputs                                              1,984,977,965         24,273,961
Level 3 -- Significant Unobservable Inputs                                                             --                 --
                                                                                -------------------------    ---------------
   Total                                                                        $           1,984,977,965     $   23,598,751
                                                                                =========================    ===============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

FUTURES CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:


                                                      Number                                           Unrealized
                                                        Of        Expiration                         Appreciation
Contract Description                    Buy/Sell     Contracts       Date           Value          (Depreciation)
-------------------------------------   --------    -----------   ----------    -------------     ---------------
U.S. Treasury Bonds, 10 yr.                 Sell            323      3/20/09     $ 40,617,250     $       444,288
U.S. Treasury Bonds, 20 yr.                  Buy            686      3/20/09       94,700,156             753,059
U.S. Treasury Bonds, 20 yr.                 Sell          1,860      3/31/09      221,441,720          (7,670,958)
U.S. Treasury Nts., 2 yr.                    Buy            611      3/31/09      133,236,188             368,119
                                                                                                  ---------------
                                                                                                  $    (6,105,492)
                                                                                                  ===============

                 11 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED

CREDIT DEFAULT SWAP CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                                                                      Pay/                 Upfront
                                                    Buy/Sell              Notional Receive                 Payment
Swap                                                  Credit                Amount   Fixed Termination    Eceived/
Reference Entity Counterparty                     Protection               (000'S)    Rate        Date      (Paid)         Value
---------------- -------------------------   ------------------------     -------- ------- -----------  ----------   -----------

ABX-HE-AAA
06-2 Index:
                  Deutsche Bank AG                               Sell     $ 5,150    0.11%     5/25/46  $  257,469   $(2,622,773)
                  Deutsche Bank AG                               Sell       5,150    0.11      5/25/46     257,421    (2,622,773)
                  Goldman Sachs Bank USA                         Sell       1,650    0.11      5/25/46     182,501      (840,306)
                  Morgan Stanley Capital
                  Services, Inc.                                 Sell       2,115    0.11      5/25/46     655,540    (1,077,119)
                  UBS AG                                         Sell       1,615    0.11      5/25/46     504,604      (822,481)
                                                                          -------                       ----------   -----------
                                                                Total      15,680                        1,857,535    (7,985,452)
                                                                          -------                       ----------   -----------
                                                     Grand Total Buys          --                               --            --
                                                    Grand Total Sells      15,680                        1,857,535    (7,985,452)
                                                                          -------                      -----------   -----------
                                           Total Credit Default Swaps                                  $ 1,857,535   $(7,985,452)
                                                                                                       ===========   ===========

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                     Total Maximum Potential
Type Of Reference Asset On            Payments For Selling Credit                             Reference Asset
Which The Fund Sold Protection       Rating Protection (Undiscounted)  Amount Recoverable*        Range**
------------------------------       -------------------------------   -------------------    ---------------
Asset-Backed Indexes                 $                  15,680,000     $                --            AAA
                                     -----------------------------     -------------------
Total                                $                  15,680,000     $                --
                                     =============================     ===================

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The reference asset security rating, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential payment by the Fund if the reference asset experiences a credit event as of period end.

TOTAL RETURN SWAP CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                                 Notional
Reference Entity/                                 Amount       Paid By  Received By    Termination
                    Swap Counterparty            (000'S)         The Fund  The Fund           Date        Value
-------------------------------------            -------       --------- ----------    -----------    ----------------
BANC OF AMERICA SECURITIES LLC AAA 10 YR. CMBS
DAILY INDEX*:
      Goldman Sachs Group, Inc. (The)            $ 74,340       A          B               3/31/09    $     16,013,455
BARCLAYS CAPITAL U.S. CMBS AAA INDEX*:
                    Barclays Bank plc              64,730       A          B                5/1/09           7,126,056
                    Barclays Bank plc              25,890       A          B                5/1/09           2,849,689
                                                                                                      ----------------
                                                                        Reference Entity Total               9,975,745

BARCLAYS CAPITAL U.S. CMBS AAA 8.5+ INDEX*:
      Goldman Sachs Group, Inc. (The)               7,620       A          B                2/1/09           1,301,083
                       Morgan Stanley               5,830       A          B                2/1/09             981,539
                       Morgan Stanley               5,830       A          B                2/1/09             992,118
                       Morgan Stanley              13,910       A          B                2/1/09           2,378,068
                       Morgan Stanley               3,640       A          B                2/1/09             617,405
                                                                                                      ----------------
                                                                        Reference Entity Total               6,270,213
                                                                                                      ----------------
                                                                        Total of Total Return Swaps   $     32,259,413
                                                                                                      ================

* The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index's underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index's underlying holdings, the spread widens.

Abbreviations/Definitions are as follows:

CMBS  Commercial Mortgage Backed Securities

A - The Fund makes periodic payments when credit spreads, as represented by the Reference Entity, widen.

B - The Fund receives periodic payments when credit spreads, as represented by the Reference Entity, narrow.

                 12 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED

SWAP SUMMARY AS OF DECEMBER 31, 2008 IS AS FOLLOWS:

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.


                                                                           Notional
                                       Swap Type From                      Amount
Swap Counterparty                      Fund Perspective                    (000'S)     Value
------------------------------------   ------------------------------   -----------  --------------
Barclays Bank plc                      Total Return                     $   90,620   $   9,975,745
Deutsche Bank AG                       Credit Default Sell Protection       10,300      (5,245,546)
Goldman Sachs Bank USA                 Credit Default Sell Protection        1,650        (840,306)
Goldman Sachs Group, Inc. (The)        Total Return                         81,960      17,314,538
Morgan Stanley Capital Services, Inc.  Credit Default Sell Protection        2,115      (1,077,119)
Morgan Stanley                         Total Return                         29,210       4,969,130
UBS AG                                 Credit Default Sell Protection        1,615        (822,481)
                                                                                     -------------
                                                                        Total Swaps  $  24,273,961
                                                                                     =============

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

                 13 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       When-Issued Or Delayed Delivery
                              Basis Transactions
                       -------------------------------
Purchased securities   $                   262,716,237
Sold securities                                636,832

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

                 14 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008/ UNAUDITED

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

                 15 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

As of the period end, the Fund has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractive in the bond market.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.

ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities

                 16 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

OPPENHEIMER LIMITED-TERM GOVERNMENT
STATEMENT OF INVESTMENTS   DECEMBER 31, 2008 / UNAUDITED

are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


Federal tax cost of securities                                             $              2,050,039,824
Federal tax cost of other investments                                                       (29,874,669)
                                                                           ----------------------------
Total federal tax cost                                                     $              2,020,165,155
                                                                           ============================
Gross unrealized appreciation                                              $                 93,872,508
Gross unrealized depreciation                                                              (138,908,363)
                                                                           ----------------------------
Net unrealized depreciation                                                $                (45,035,855)
                                                                           ============================

                 17 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 02/11/2009

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 02/11/2009